Revenue (Expenses) by Type - Summary of Revenue Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Revenue (Expense) [Line Items]
Revenue	$ 4,540.4	$ 4,197.2	$ 3,771.1
Cost of sales and services	(3,628.2)	(3,537.6)	(3,293.5)
Administrative	(184.9)	(153.2)	(143.4)
Selling	(274.4)	(226.4)	(194.0)
Expected credit (losses) reversals over financial assets and contract assets	(17.4)	13.0	(61.8)
Research	(110.0)	(43.0)	(29.8)
Other operating expense, net	(444.5)	(49.8)	(374.7)
Equity in income of associates	8.5	1.1	2.7
Operating profit before financial income	(110.5)	201.3	(323.4)
Revenue (expenses) by nature:
Revenue from sales of goods	3,821.6	3,490.1	3,194.5
Revenue from sales of services	784.2	742.3	620.9
Sales deductions and tax on revenue	(65.4)	(35.2)	(44.3)
General manufacturing costs	(2,997.2)	(3,059.6)	(2,753.8)
Depreciation	(106.6)	(122.0)	(163.6)
Amortization	(103.7)	(86.6)	(128.5)
Personnel expenses	(669.3)	(493.6)	(441.8)
Selling expenses	(64.1)	(47.6)	(48.1)
Equity in associates	8.5	1.1	2.7
Research	(110.0)	(43.0)	(29.8)
Expected credit (losses) reversals over financial assets and contract assets	(17.4)	13.0	(61.8)
Services provided	(74.5)	(82.2)	(74.5)
Other operating expense, net	(444.5)	(49.8)	(374.7)
Miscellaneous	(72.1)	(25.6)	(20.6)
Operating profit before financial income	$ (110.5)	$ 201.3	$ (323.4)